Note 7 - Goodwill (Details) - Goodwill (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill:
Goodwill	$ 28,243	$ 28,007
Acquisitions	236	28,007
Accumulated impairment losses:
Goodwill	(4,693)
Impairments	(4,693)
Goodwill, net:
Goodwill	23,550	28,007	0
Acquisitions	236	28,007
Impairments	(4,693)
Shipping [Member]
Goodwill:
Goodwill	236
Acquisitions	236
Goodwill, net:
Goodwill	236
Acquisitions	236
Coal Washing [Member]
Goodwill:
Goodwill	28,007	28,007
Accumulated impairment losses:
Goodwill	(4,693)
Impairments	(4,693)
Goodwill, net:
Goodwill	23,314	28,007
Impairments	$ (4,693)